DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Commodity Derivative Volumes [Abstract]
Schedule Of Commodity Derivative Volumes

	December 31,
Segment and Commodity	2013	2012
California Utilities:
SDG&E:
Natural gas	43 million MMBtu	25 million MMBtu	(1)
Congestion revenue rights	33 million MWh	30 million MWh	(2)
SoCalGas - natural gas	2 million MMBtu	―

Energy-Related Businesses:
Sempra Natural Gas:
Electric power	1 million MWh	1 million MWh
Natural gas	15 million MMBtu	36 million MMBtu
Sempra Mexico - natural gas	―	1 million MMBtu
(1)	Million British thermal units
(2)	Megawatt hours

Schedule Of Notional Amounts Of Interest Rate Derivatives [Abstract]
Schedule Of Notional Amounts of Interest Rate Derivatives Table
	December 31, 2013		December 31, 2012
(Dollars in millions)	Notional Debt	Maturities	Notional Debt	Maturities
Sempra Energy Consolidated
Cash flow hedges(1)	$413	2014-2028	$439	2013-2028
Fair value hedges	300	2016	500	2013-2016
SDG&E
Cash flow hedge(1)	335	2019	345	2019
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Abstract]
Schedule Of Derivative Instruments on the Consolidated Balance Sheets
DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2013
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$14		$12	$(18)		$(75)
Derivatives not designated as hedging instruments:
Interest rate and foreign exchange instruments		8		22	(7)		(17)
Commodity contracts not subject to rate recovery		47		7	(51)		(5)
Associated offsetting commodity contracts		(43)		(5)	43		5
Associated offsetting cash collateral		―		―	1		―
Commodity contracts subject to rate recovery		35		72	(10)		(8)
Associated offsetting commodity contracts		(3)		(2)	3		2
Net amounts presented on the balance sheet		58		106	(39)		(98)
Additional cash collateral for commodity contracts
not subject to rate recovery		17		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		31		―	―		―
Total		$106		$106	$(39)		$(98)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(16)		$(39)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		34		72	(9)		(8)
Associated offsetting commodity contracts		(3)		(2)	3		2
Net amounts presented on the balance sheet		31		70	(22)		(45)
Additional cash collateral for commodity contracts
not subject to rate recovery		1		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		29		―	―		―
Total		$61		$70	$(22)		$(45)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$1	$	―	$(1)	$	―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
not subject to rate recovery		2		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		2		―	―		―
Total		$5	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2012
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate instruments(3)		$7		$12	$(19)		$(64)
Commodity contracts not subject to rate recovery		1		―	―		―
Derivatives not designated as hedging instruments:
Interest rate instruments		8		40	(8)		(35)
Commodity contracts not subject to rate recovery		117		15	(116)		(27)
Associated offsetting commodity contracts		(102)		(12)	102		12
Associated offsetting cash collateral		―		―	4		7
Commodity contracts subject to rate recovery		30		35	(35)		(1)
Associated offsetting commodity contracts		(4)		―	4		―
Associated offsetting cash collateral		―		―	22		1
Net amounts presented on the balance sheet		57		90	(46)		(107)
Additional cash collateral for commodity contracts
not subject to rate recovery		22		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		13		―	―		―
Total		$92		$90	$(46)		$(107)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(17)		$(64)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		28		35	(33)		(1)
Associated offsetting commodity contracts		(3)		―	3		―
Associated offsetting cash collateral		―		―	22		1
Net amounts presented on the balance sheet		25		35	(25)		(64)
Additional cash collateral for commodity contracts
not subject to rate recovery		1		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		12		―	―		―
Total		$38		$35	$(25)		$(64)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$2	$	―	$(2)	$	―
Associated offsetting commodity contracts		(1)		―	1		―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
not subject to rate recovery		2		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		1		―	―		―
Total		$4	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance [Abstract]
Schedule Of Fair Value Hedge Impact on the Consolidated Statements of Operations
FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2013		2012		2011
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense		$8		$6	$9
Interest rate instruments	Other Income, Net		(7)		3	13
Total(1)			$1		$9	$22
SoCalGas:
Interest rate instrument	Interest Expense	$	―	$	―	$1
Interest rate instrument	Other Income, Net		―		―	(3)
Total(1)		$	―	$	―	$(2)
(1)						There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.

Schedule Of Cash Flow Hedges Impact On Statements Of Operations [Abstract]
Schedule Of Cash Flow Hedge Impact on the Consolidated Statements Of Operations
CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Pretax gain (loss) recognized in OCI							Gain (loss) reclassified from AOCI into earnings
	(effective portion)							(effective portion)
	Years ended December 31,							Years ended December 31,
		2013		2012		2011	Location	2013	2012	2011
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments(1)		$1		$(22)		$(42)	Interest Expense	$(11)	$(9)	$(8)
							Equity Earnings (Losses),
Interest rate instruments		15		(10)		(32)	Before Income Tax	(10)	(6)	(5)
Commodity contracts not							Cost of Natural Gas, Electric
subject to rate recovery		(4)		(1)		―	Fuel and Purchased Power	1	―	―
Total		$12		$(33)		$(74)		$(20)	$(15)	$(13)
SDG&E:
Interest rate instruments(1)		$8		$(16)		$(40)	Interest Expense	$(9)	$(5)	$(5)
SoCalGas:
Interest rate instrument	$	―	$	―	$	―	Interest Expense	$(1)	$(2)	$(3)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE. There was a negligible amount of ineffectiveness related to these swaps.

Schedule Of Undesignated Derivative Instruments Impact On Statements Of Operations [Abstract]
Schedule Of Undesignated Derivative Impact on the Consolidated Statements of Operations
UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2013		2012		2011
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments(1)	Other Income, Net		$17		$10	$(14)
Foreign exchange instruments	Equity Earnings, Net of Income Tax		(4)		―	―
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses		(1)		7	30
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power		―		―	1
Commodity contracts not subject
to rate recovery	Other Operation and Maintenance		1		1	1
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		53		69	(14)
Commodity contracts subject
to rate recovery	Cost of Natural Gas		―		(2)	(2)
Total			$66		$85	$2
SDG&E:
Interest rate instruments(1)	Other Income, Net	$	―	$	―	$(1)
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		53		69	(14)
Total			$53		$69	$(15)
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance		$1		$1	$1
Commodity contracts subject
to rate recovery	Cost of Natural Gas		―		(2)	(2)
Total			$1		$(1)	$(1)
(1)	Amount for 2011 is related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.